Statement of Reconciliation of Cash, Cash Equivalents and Restricted Cash - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Cash and cash equivalents	$ 4,932,048	$ 6,911,592
Restricted cash in banks	25,875,556	15,233,933
Total cash, cash equivalents and restricted cash	$ 30,807,604	$ 22,145,525	$ 1,301,124	$ 1,179,878